POST-EMPLOYMENT BENEFITS - Non-current Employee Benefit Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Employee Benefits [Abstract]
Retirement benefit obligation	€ 178	€ 89
Other employee benefit liabilities	43	53
Total non-current employee benefit liabilities	€ 221	€ 142